Note 4(a) - Advances for Vessels Acquisitions / Under Construction	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Advances for Vessels Acquisition Under Construction [Text Block]
4(a)	Advances for vessels acquisitions / under construction:

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2018	38,744
— Advances paid	158,905
— Capitalized expenses	3,812
— Transferred to Vessels, net	(189,220)
Balance, December 31, 2019	12,241
— Advances paid	117,203
— Capitalized expenses	3,509
— Transferred to Vessels, net	(76,959)
— Transferred to Assets held for sale	(24,340)
Balance, December 31, 2020	31,654

On January 30, March 13, April 5 and May 9, 2019, the Company took delivery of M/T Eco California, M/T Eco Marina Del Ray, M/T Eco Bel Air and M/T Eco Beverly Hills respectively from Hyundai (the first two vessels from Hyundai Mipo Dockyard and the second two vessels from Hyundai Samho Dockyard) and hence advances paid and capitalized expenses relating to the vessels were transferred from Advances for vessels acquisitions / under construction to Vessels, net.

On February 10 and February 17, 2020, the Company took delivery of M/T Eco Los Angeles and M/T Eco City of Angels, respectively from Hyundai Mipo Dockyard and hence advances paid and capitalized expenses relating to the vessels were transferred from Advances for vessels acquisitions / under construction to Vessels, net.

On December 31, 2020, the Company classified the M/T’s Eco Van Nuys (Hull No 2789), Eco Santa Monica (Hull No 2790) and Eco Venice Beach (Hull No 2791) as assets held for sale and hence advances paid and capitalized expenses relating to the vessels were transferred from Advances for vessels acquisitions / under construction to Assets held for sale (see below).

For the year ended December 31, 2020, the balance of Advances for vessels acquisitions / under construction relate to M/T West Coast (Hull No S865) and M/T Malibu (Hull No S866) and consist of $18,991 and $12,663 respectively, out of which $624 and $419, respectively relate to capitalized expenses.